Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
BitNile [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 480,000	$ 348,000	$ 820,000	$ 695,000	$ 1,400,000	$ 1,500,000